OTHER RECEIVABLES AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES AND PREPAID EXPENSES [Abstract]
Government authorities	$ 3,661	$ 5,555
Prepaid expenses	1,079	471
Current deferred tax asset, net	360	258
Other	324	175
Other receivables and prepaid expenses	$ 5,424	$ 6,459